Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
19.
Equity

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	(in millions)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1) 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid and with subscription payable amounting to Php2,640 million as at December 31, 2025 and 2024.

There were no changes in Parent Company's capital account for the years ended December 31, 2025 and 2024.

Preferred Stock

Non-Voting Serial Preferred Stock

Pursuant to the PLDT Subscriber Investment Plan, the Board of Directors designated 50,000 shares of Non-Voting Serial Preferred Stock as Series JJ 10% Cumulative Convertible Preferred Stock on November 5, 2013 to be issued from
January 1, 2013 to December 31, 2015, and 20,000 shares as Series KK on January 26, 2016, to be issued from
January 1, 2016 to December 31, 2020 on (collectively, “SIP Shares”). On June 8, 2015, PLDT issued 870 shares of Series JJ. SIP shares earn cumulative dividends at an annual rate of 10% and may be converted into Common Stock of PLDT, at a price 10% below the average market price over 30 trading days, subject to a minimum of par value. The Board of Directors may, at its sole discretion, adjust the conversion price in the event of a reclassification, change in outstanding Common Stock, consolidation, or merger. PLDT, at its discretion, may redeem Series JJ and KK SIP Shares five years after issuance at par value plus any accrued dividends.

The Series IV Cumulative Non-Convertible Redeemable Preferred Stock earns cumulative dividends at an annual rate of 13.5% based on the paid-up subscription price. It is redeemable at the option of PLDT at any time one year after subscription and at the actual amount paid for such stock, plus accrued dividends. This stock is non-voting, except as specifically provided by law, and is preferred in liquidation.

All preferred stocks limit the ability of PLDT to pay cash dividends unless all dividends on such preferred stock for all past dividend payment periods have been paid, or declared, set apart and provision has been made for the currently payable dividends.

PLDT’s Non-Voting Serial Preferred Stock has a par value of Php10 per share.

Voting Preferred Stock

On June 5, 2012, the Philippine SEC approved the amendments to the Seventh Article of PLDT’s Articles of Incorporation consisting of the sub-classification of its authorized Preferred Capital Stock into: 150 million shares of Voting Preferred Stock with a par value of Php1.00 each, and 807.5 million shares of Non-Voting Serial Preferred Stock with a par value of Php10.00 each, and other conforming amendments, or the Amendments. The shares of Voting Preferred Stock may be issued, owned, or transferred only to or by: (a) a citizen of the Philippines or a domestic partnership or association wholly-owned by citizens of the Philippines; (b) a corporation organized under the laws of the Philippines of which at least 60% of the capital stock entitled to vote is owned and held by citizens of the Philippines and at least 60% of the board of directors of such corporation are citizens of the Philippines; and (c) a trustee of funds for pension or other employee retirement or separation benefits, where the trustee qualifies under paragraphs (a) and (b) above and at least 60% of the funds accrue to the benefit of citizens of the Philippines, or Qualified Owners. The holders of Voting Preferred Stock will have voting rights at any meeting of the stockholders of PLDT for the election of directors and for all other purposes, with one vote in respect of each share of Voting Preferred Stock. The Amendments were approved by the Board of Directors and stockholders of PLDT on July 5, 2011 and March 22, 2012, respectively.

On October 12, 2012, the Board of Directors, pursuant to the authority granted to it in the Seventh Article of PLDT’s Articles of Incorporation, determined the following specific rights, terms and features of the Voting Preferred Stock: (a) entitled to receive cash dividends at the rate of 6.5% per annum, payable before any dividends are paid to the holders of Common Stock; (b) in the event of dissolution or liquidation or winding up of PLDT, holders will be entitled to be paid in full, or pro-rata insofar as the assets of PLDT will permit, the par value of such shares of Voting Preferred Stock and any accrued or unpaid dividends thereon before any distribution shall be made to the holders of shares of Common Stock; (c) redeemable at the option of PLDT; (d) not convertible to Common Stock or to any shares of stock of PLDT of any class; (e) voting rights at any meeting of the stockholders of PLDT for the election of directors and all other matters to be voted upon by the stockholders in any such meetings, with one vote in respect of each Voting Preferred Share; and (f) holders will have no pre-emptive right to subscribe for or purchase any shares of stock of any class, securities or warrants issued, sold or disposed by PLDT.

On October 16, 2012, BTFHI subscribed to 150 million newly issued shares of Voting Preferred Stock of PLDT, at a subscription price of Php1.00 per share for a total subscription price of Php150 million pursuant to a subscription agreement between BTFHI and PLDT dated October 15, 2012. As a result of the issuance of Voting Preferred Shares, the voting power of the NTT Group (comprising of NTT DOCOMO and NTT DOCOMO Business), First Pacific Group and its Philippine affiliates, and JG Summit Group was reduced to 12.01%, 15.09% and 6.65%, respectively, which still holds as at
December 31, 2025. See Note 1 – Corporate Information.

PLDT’s Voting Serial Preferred Stock has a par value of Php1 per share.

Redemption of Preferred Stock

The Board of Directors approved the redemption, or the Redemption, of all outstanding shares of the following 10% Cumulative Convertible Preferred Stock as follows:

Date of Board Approval	Series	Amount set aside for Redemption Price	Amount set aside for Unclaimed Dividends	Date of Redemption	Redemption Period

September 23, 2011	A-FF	Php4,029 million	Php4,143 million	January 19, 2012	January 19, 2012 to January 19, 2022
May 8, 2012	GG	Php236 thousand	Php74 thousand	August 30, 2012	August 30, 2012 to August 30, 2022
January 29, 2013	HH (issued in 2007)	Php24 thousand	Php6 thousand	May 16, 2013	May 16, 2013 to May 16, 2023
January 28, 2014	HH (issued in 2008)	Php2 thousand	Php1 thousand	May 16, 2014	May 16, 2014 to May 16, 2024
January 26, 2016	II	Php4 thousand	__	May 11, 2016	May 11, 2016 to May 11, 2026
January 28, 2020	JJ	__	__	May 12, 2020	May 12, 2020 to May 12, 2030

PLDT set aside amounts required to fund the redemption price and unclaimed dividends for the Series A to JJ Shares, or the Redemption Trust Fund, in a trust account, or the Trust Account, in the name of RCBC, as Trustee. Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund or any balance thereof, in trust, for the benefit of holders of Series A to JJ Shares, for a period of ten years from the date of redemption. After the said date, any and all remaining balance in the Trust Account shall be returned to PLDT and revert to its general funds. Any interest on the Redemption Trust Fund shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 20, 2022, RCBC returned to PLDT the remaining unclaimed balance of the Trust Account for the Series A to FF, amounting to Php7,839 million. Due to the prescription of PLDT’s obligations to pay the trust amounts for Series A to FF, income from prescription of preferred shares redemption liability of Php7,839 million was recognized in 2022.

PLDT has withdrawn nil, Php13 thousand and Php354 thousand from the Trust Account representing total payments on redemption for the years ended December 31, 2025, 2024 and 2023, respectively. There were no outstanding balance of the Trust Account as at December 31, 2025 and 2024. On June 14, 2013, PLDT amended its Articles of Incorporation to decrease the authorized capital stock for its Non-Voting Serial Preferred Stock from 807.5 million shares to 388 million shares. See related disclosures below under Non-controlling interests - Perpetual Notes and Note 27 – Financial Assets and Liabilities.

Common Stock/Treasury Stock

The Board of Directors approved a share buyback program of up to five million shares of PLDT’s common stock, representing approximately 3% of PLDT’s then total outstanding shares of common stock in 2008. Under the share buyback program, PLDT reacquired shares on an opportunistic basis, directly from the open market through the trading facilities of the PSE and NYSE.

As at November 2010, we had acquired a total of approximately 2.72 million shares of PLDT’s common stock at a weighted average price of Php2,388 per share for a total consideration of Php6,505 million in accordance with the share buyback program. There were no further buyback transactions subsequent to November 2010.

PLDT’s Common Stock, has a par value of Php5 per share, with shares issued and outstanding amounting to
Php1,093 million as at December 31, 2025 and 2024.

Dividends Declared

Our dividends declared for the years ended December 31, 2025, 2024 and 2023 are detailed as follows:

December 31, 2025

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 28, 2025	February 11, 2025	March 15, 2025	—	12
	May 15, 2025	May 22, 2025	June 15, 2025	—	12
	August 12, 2025	August 26, 2025	September 15, 2025	—	12
	November 11, 2025	November 25, 2025	December 15, 2025	—	13
					49

Voting Preferred Stock	March 20, 2025	April 3, 2025	April 15, 2025	—	2
	June 10, 2025	June 24, 2025	July 15, 2025	—	3
	August 12, 2025	September 15, 2025	October 15, 2025	—	3
`	December 2, 2025	December 16, 2025	January 15, 2026	—	2
					10

Common Stock
Regular Dividend	February 27, 2025	March 13, 2025	April 3, 2025	47.00	10,155
	August 12, 2025	August 28, 2025	September 10, 2025	48.00	10,370
					20,525
Charged to retained earnings					20,584

(1) Dividends were declared based on the total amount subscribed.

December 31, 2024

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 30, 2024	February 14, 2024	March 15, 2024	—	12
	May 9, 2024	May 24, 2024	June 15, 2024	—	13
	August 13, 2024	August 28, 2024	September 15, 2024	—	12
	November 12, 2024	November 28, 2024	December 15, 2024	—	12
					49

Voting Preferred Stock	March 21, 2024	April 5, 2024	April 15, 2024	—	2
	June 11, 2024	June 28, 2024	July 15, 2024	—	3
	August 13, 2024	September 16, 2024	October 15, 2024	—	2
	December 3, 2024	December 17, 2024	January 15, 2025	—	3
					10

Common Stock
Regular Dividend	March 7, 2024	March 21, 2024	April 5, 2024	46.00	9,938
	August 13, 2024	August 27, 2024	September 11, 2024	50.00	10,803
					20,741
Charged to retained earnings					20,800

(1) Dividends were declared based on the total amount subscribed.

December 31, 2023

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 31, 2023	February 27, 2023	March 15, 2023	—	12
	May 4, 2023	May 19, 2023	June 15, 2023	—	12
	August 3, 2023	August 19, 2023	September 15, 2023	—	13
	November 7, 2023	November 22,2023	December 15,2023	—	12
					49

Voting Preferred Stock	March 2, 2023	March 17, 2023	April 15, 2023	—	3
	June 13, 2023	June 28, 2023	July 15, 2023	—	3
	August 29, 2023	September 13, 2023	October 15, 2023	—	2
	December 5, 2023	December 22, 2023	January 15, 2024	—	2
					10

Common Stock
Regular Dividend	March 23, 2023	April 11, 2023	April 24, 2023	45.00	9,722
	August 3, 2023	August 17, 2023	September 4, 2023	49.00	10,587
	March 23, 2023	April 11, 2023	April 24, 2023	14.00	3,025
					23,334
Charged to retained earnings					23,393

(1) Dividends were declared based on the total amount subscribed.

Our dividends declared after December 31, 2025 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Voting Preferred Stock	February 26, 2026	April 2, 2026	April 15, 2026	—	2
					2
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 27, 2026	February 10, 2026	March 15, 2026	—	12
					12

Common Stock
Regular Dividend	February 26, 2026	March 26, 2026	April 16, 2026	46	9,939
					9,939

Charged to retained earnings					9,953

(1) Dividends were declared based on the total amount subscribed.

Noncontrolling Interests – Perpetual Notes

Smart issued Php2,610 million and Php1,590 million perpetual notes on March 3, 2017 and March 6, 2017, respectively, under two Notes Facility Agreements dated March 1, 2017 and March 2, 2017, respectively. Proceeds from the issuance of these notes were used to finance capital expenditures. The notes have no fixed redemption dates. The transaction costs amounting to Php34 million were accounted for as a deduction from the perpetual notes. The notes are subordinated to and rank junior to all senior loans of Smart. In accordance with IAS 32, Financial Instruments: Presentation, the notes are classified as part of Smart’s equity and recorded as noncontrolling interests in PLDT’s consolidated financial statements.

Smart paid distributions amounting to Php59 million and Php236 million as at December 31, 2024 and 2023, respectively. On March 3, 2024 and March 6, 2024, Smart fully redeemed its Perpetual Notes amounting to Php2,610 million and Php1,590 million, respectively.

Retained Earnings Available for Dividend Declaration

As at December 31, 2025, Parent Company’s unappropriated retained earnings available for dividends amounted to Php24,655 million.